Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, Net [Abstract]
Allowance for the doubtful accounts	$ 179,475	$ 298,224
Bad debt expense	$ 124,881	$ 27,696